UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 West Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 West Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: May 31

Date of reporting period: August 31, 2016

Item 1. Schedule of Investments.

Oak Ridge Small Cap Growth Fund
SCHEDULE OF INVESTMENTS
As of August 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 92.9%
	CONSUMER DISCRETIONARY – 18.3%
2,365,000	American Eagle Outfitters, Inc.	$43,847,100
815,000	Bright Horizons Family Solutions, Inc.*	55,550,400
930,000	Burlington Stores, Inc.*	75,534,600
1,975,000	ClubCorp Holdings, Inc.	28,341,250
1,000,000	Core-Mark Holding Co., Inc.	38,150,000
1,100,000	La Quinta Holdings, Inc.*	12,705,000
660,000	LKQ Corp.*	23,819,400
705,000	Monro Muffler Brake, Inc.	39,769,050
570,000	Pool Corp.	57,495,900
795,000	Texas Roadhouse, Inc.	35,194,650
		410,407,350
	ENERGY – 1.9%
295,000	PDC Energy, Inc.*	19,588,000
565,000	RSP Permian, Inc.*	22,063,250
		41,651,250
	FINANCIALS – 7.1%
1,300,000	BankUnited, Inc.	41,795,000
755,000	Education Realty Trust, Inc. - REIT	34,209,050
285,000	Euronet Worldwide, Inc.*	22,118,850
1,165,000	PRA Group, Inc.*	37,256,700
580,000	Stifel Financial Corp.*	22,823,000
		158,202,600
	HEALTH CARE – 24.7%
415,000	ABIOMED, Inc.*	48,945,100
835,000	Acadia Healthcare Co., Inc.*	42,743,650
755,000	Acceleron Pharma, Inc.*	22,657,550
815,000	Aduro Biotech, Inc.*	11,483,350
1,300,000	Akorn, Inc.*	34,996,000
900,000	DBV Technologies S.A. - ADR*	31,122,000
360,000	DENTSPLY SIRONA, Inc.	22,125,600
2,210,000	Depomed, Inc.*	44,840,900
1,745,000	Globus Medical, Inc. - Class A*	40,536,350
555,000	Ligand Pharmaceuticals, Inc.*	57,337,050
350,000	Nevro Corp.*	33,050,500
1,550,000	Omnicell, Inc.*	58,249,000
515,000	Pacira Pharmaceuticals, Inc.*	20,409,450
235,000	Prothena Corp. PLC* 1	11,745,300
670,000	Sage Therapeutics, Inc.*	24,903,900
1,950,000	Spectranetics Corp.*	47,989,500
		553,135,200

Oak Ridge Small Cap Growth Fund
SCHEDULE OF INVESTMENTS – Continued
As of August 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INDUSTRIALS – 15.8%
520,000	A.O. Smith Corp.	$50,169,600
1,065,000	Beacon Roofing Supply, Inc.*	48,968,700
1,150,000	KEYW Holding Corp.*	11,465,500
1,250,000	Manitowoc Foodservice, Inc.*	20,162,500
685,000	Middleby Corp.*	87,782,750
155,000	Power Solutions International, Inc.*	1,804,200
1,150,000	Roadrunner Transportation Systems, Inc.*	9,591,000
700,000	Waste Connections, Inc.[1]	53,501,000
470,000	Watsco, Inc.	69,494,200
		352,939,450
	TECHNOLOGY – 25.1%
550,000	Criteo S.A. - ADR*	20,284,000
540,000	Electronics For Imaging, Inc.*	25,423,200
415,000	Ellie Mae, Inc.*	40,616,050
970,000	EPAM Systems, Inc.*	66,163,700
1,925,000	FireEye, Inc.*	27,643,000
397,500	Fleetmatics Group PLC*1	23,798,325
1,620,000	Fortinet, Inc.*	58,546,800
950,000	Hortonworks, Inc.*	7,571,500
955,000	MAXIMUS, Inc.	56,173,100
360,000	Proofpoint, Inc.*	27,702,000
2,560,000	Rambus, Inc.*	35,379,200
1,350,000	Seachange International, Inc.*	3,942,000
765,000	Silicon Laboratories, Inc.*	43,834,500
1,700,000	Synchronoss Technologies, Inc.*	70,975,000
1,010,000	Virtusa Corp.*	26,492,300
275,000	WEX, Inc.*	27,310,250
		561,854,925
	TOTAL COMMON STOCKS (Cost $1,588,394,054)	2,078,190,775

	MUTUAL FUNDS – 1.2%
2,500,000	Oak Ridge International Small Cap Fund - Class I*2	26,975,000

	TOTAL MUTUAL FUNDS (Cost $25,000,000)	26,975,000

	SHORT-TERM INVESTMENTS – 4.6%
101,988,312	Fidelity Institutional Government Portfolio, 0.26%[3]	101,988,312

	TOTAL SHORT-TERM INVESTMENTS (Cost $101,988,312)	101,988,312

Oak Ridge Small Cap Growth Fund
SCHEDULE OF INVESTMENTS – Continued
As of August 31, 2016 (Unaudited)

Number of Shares		Value
	TOTAL INVESTMENTS – 98.7% (Cost $1,715,382,366)	$2,207,154,087
	Other Assets in Excess of Liabilities – 1.3%	29,498,491

	TOTAL NET ASSETS – 100.0%	$2,236,652,578

ADR – American Depository Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	Affiliated company.
[3]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Oak Ridge International Small Cap Fund
SCHEDULE OF INVESTMENTS
As of August 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 96.7%
	AUSTRALIA – 2.6%
7,046	Mineral Resources Ltd.	$60,049
51,404	Navitas Ltd.	200,887
46,563	Regis Resources Ltd.	129,478
48,429	Sandfire Resources NL	199,452
79,297	St. Barbara Ltd.*	168,654
		758,520
	AUSTRIA – 0.8%
2,200	CA Immobilien Anlagen A.G.*	41,730
5,058	Oesterreichische Post A.G.*	181,671
		223,401
	BELGIUM – 1.2%
34,326	AGFA-Gevaert N.V.*	108,702
6,186	Bekaert S.A.	255,514
		364,216
	CHINA – 6.0%
66,000	Anhui Expressway Co., Ltd. - Class H	54,280
326,000	China Foods Ltd.	147,082
236,000	Far East Consortium International Ltd.	83,356
34,000	Jiangsu Expressway Co., Ltd. - Class H	47,772
404,800	Man Wah Holdings Ltd.	274,994
236,000	Sinopec Shanghai Petrochemical Co., Ltd. - Class H	121,991
163,000	SmarTone Telecommunications Holdings Ltd.	268,949
372,000	Truly International Holdings Ltd.	174,069
700,000	Xinyi Glass Holdings Ltd.*	602,764
		1,775,257
	DENMARK – 0.9%
5,224	Dfds A/S	275,454

	FINLAND – 1.3%
5,626	Cargotec Oyj	252,589
27,566	Sponda OYJ	144,026
		396,615
	FRANCE – 1.8%
34,112	Derichebourg S.A.	102,697
7,887	Nexans S.A.*	423,866
		526,563
	GERMANY – 9.2%
27,364	Aareal Bank A.G.	921,799
31,835	ADVA Optical Networking S.E.*	272,364
1,479	Bechtle A.G.	165,057
37,502	Deutz A.G.	167,368
1,418	Duerr A.G.	119,893
24,159	Kloeckner & Co. S.E.*	340,086
1,644	Pfeiffer Vacuum Technology A.G.	155,158

Oak Ridge International Small Cap Fund
SCHEDULE OF INVESTMENTS – Continued
As of August 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	GERMANY (Continued)
9,605	SMA Solar Technology A.G.	$336,630
5,792	Software A.G.	230,130
		2,708,485
	GIBRALTAR – 0.6%
58,389	888 Holdings PLC	167,154

	ISLE OF MAN – 0.5%
27,566	Paysafe Group PLC*	158,084

	ITALY – 7.4%
52,220	A2A S.p.A.	69,258
11,092	Biesse S.p.A.	158,245
18,439	Brembo S.p.A.	1,076,723
1,915	DiaSorin S.p.A.	123,786
62,028	Mediaset S.p.A.	196,220
378,108	Saras S.p.A.	564,737
		2,188,969
	JAPAN – 33.5%
28,700	Adastria Co., Ltd.	639,103
1,800	Arcs Co., Ltd.	41,301
10,200	Benesse Holdings, Inc.	235,222
11,200	BML, Inc.	274,628
7,900	Canon Marketing Japan, Inc.	138,583
23,600	Coca-Cola West Co., Ltd.	534,886
7,900	Doutor Nichires Holdings Co., Ltd.	139,728
27,100	EDION Corp.	212,683
10,200	en-japan, Inc.	191,352
89,400	FIDEA Holdings Co., Ltd.	134,793
15,200	Foster Electric Co., Ltd.	266,200
14,600	Geo Holdings Corp.	185,843
13,000	Hazama Ando Corp.	72,498
56,200	Hitachi Construction Machinery Co., Ltd.	1,052,681
35,000	J-Oil Mills, Inc.	111,970
10,000	Kaga Electronics Co., Ltd.	117,334
16,900	Kanamoto Co., Ltd.	356,898
10,700	Kohnan Shoji Co., Ltd.	194,527
2,200	Komeri Co., Ltd.	51,032
6,800	Komori Corp.	83,665
34,000	Makino Milling Machine Co., Ltd.	217,542
34,000	Marudai Food Co., Ltd.	150,176
7,900	Matsumotokiyoshi Holdings Co., Ltd.	347,794
13,000	Miraca Holdings, Inc.	616,295
34,000	Mitsubishi Gas Chemical Co., Inc.	230,030
34,900	NET One Systems Co., Ltd.	237,130
64,000	Nippon Chemi-Con Corp.	111,342
6,200	Nitto Kogyo Corp.	77,182
8,500	Right On Co., Ltd.	88,068

Oak Ridge International Small Cap Fund
SCHEDULE OF INVESTMENTS – Continued
As of August 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	JAPAN (Continued)
99,500	Round One Corp.	$697,216
59,000	Sanyo Shokai Ltd.	93,520
10,100	Sapporo Holdings Ltd.	247,753
33,300	Sega Sammy Holdings, Inc.	454,771
7,300	Seino Holdings Co., Ltd.	76,482
16,300	Shinko Shoji Co., Ltd.	162,898
34,000	Shinmaywa Industries Ltd.	215,899
3,900	Ship Healthcare Holdings, Inc.	104,148
6,000	Takuma Co., Ltd.	51,612
21,500	Tatsuta Electric Wire and Cable Co., Ltd.	73,561
19,500	Tokyo Dome Corp.	175,654
23,000	Toshiba TEC Corp.*	89,808
4,500	United Arrows Ltd.	115,126
8,400	Yamazen Corp.	63,813
7,900	Yuasa Trading Co., Ltd.	152,938
		9,885,685
	NETHERLANDS – 2.0%
14,340	BE Semiconductor Industries N.V.	448,675
4,007	TKH Group N.V.	152,972
		601,647
	NORWAY – 0.3%
3,337	Salmar A.S.A.	92,388

	SINGAPORE – 1.4%
118,200	SATS Ltd.	408,603

	SPAIN – 2.7%
5,548	CIE Automotive S.A.	105,328
3,045	Ebro Foods S.A.	68,135
51,377	Mediaset Espana Comunicacion S.A.	619,218
		792,681
	SWEDEN – 5.0%
35,636	Axfood A.B.	633,153
15,288	Intrum Justitia A.B.	482,711
36,523	Klovern A.B. - A Shares	49,234
24,946	Mycronic A.B.	296,501
		1,461,599
	SWITZERLAND – 7.9%
34	Forbo Holding A.G.*	46,700
1,091	Georg Fischer A.G.	877,370
6,220	Kardex A.G.*	591,267
38,377	Logitech International S.A.	803,747
		2,319,084
	UNITED KINGDOM – 11.6%
866	ASOS PLC*	51,517
26,683	Booker Group PLC	61,706

Oak Ridge International Small Cap Fund
SCHEDULE OF INVESTMENTS – Continued
As of August 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	UNITED KINGDOM (Continued)
8,045	Crest Nicholson Holdings PLC	$49,136
119,351	Domino's Pizza Group PLC	562,352
10,072	Go-Ahead Group PLC	261,753
24,862	Greggs PLC	338,567
15,559	JD Sports Fashion PLC	263,982
308,594	Ladbrokes PLC	622,861
17,202	Pagegroup PLC	78,386
6,512	PayPoint PLC	83,805
177,669	QinetiQ Group PLC	537,790
5,745	SuperGroup PLC	112,033
19,236	WH Smith PLC	384,973
		3,408,861
	TOTAL COMMON STOCKS (Cost $27,201,789)	28,513,266

	SHORT-TERM INVESTMENTS – 3.3%
973,817	Fidelity Institutional Government Portfolio, 0.26%[1]	973,817

	TOTAL SHORT-TERM INVESTMENTS (Cost $973,817)	973,817

	TOTAL INVESTMENTS – 100.0% (Cost $28,175,606)	29,487,083
	Liabilities in Excess of Other Assets – 0.0%	(359)

	TOTAL NET ASSETS – 100.0%	$29,486,724

PLC – Public Limited Company

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Oak Ridge Dynamic Small Cap Fund
SCHEDULE OF INVESTMENTS
As of August 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 96.7%
	COMMUNICATIONS – 1.8%
530	FairPoint Communications, Inc.*	$7,388
380	RetailMeNot, Inc.*	4,298
130	Rubicon Project, Inc.*	1,105
710	Vonage Holdings Corp.*	4,125
		16,916
	CONSUMER DISCRETIONARY – 24.8%
1,519	ACCO Brands Corp.*	15,190
190	American Public Education, Inc.*	3,927
220	ARC Document Solutions, Inc.*	744
20	Capella Education Co.	1,178
250	Cooper-Standard Holding, Inc.*	24,762
420	CorVel Corp.*	16,145
330	Dana, Inc.	4,759
140	Dave & Buster's Entertainment, Inc.*	6,503
410	Denny's Corp.*	4,285
200	Drew Industries, Inc.	20,370
20	Flexsteel Industries, Inc.	949
1,230	Francesca's Holdings Corp.*	16,789
130	Hackett Group, Inc.	2,126
690	Herman Miller, Inc.	24,888
230	Isle of Capri Casinos, Inc.*	3,991
100	Johnson Outdoors, Inc. - Class A	3,365
370	K12, Inc.*	4,422
390	Knoll, Inc.	10,319
660	La-Z-Boy, Inc.	17,602
160	Marine Products Corp.	1,426
70	Monarch Casino & Resort, Inc.*	1,665
460	Navigant Consulting, Inc.*	9,034
370	Perry Ellis International, Inc.*	6,897
510	Quad/Graphics, Inc.	13,816
310	Tenneco, Inc.*	17,307
		232,459
	CONSUMER STAPLES – 2.7%
20	Boston Beer Co., Inc. - Class A*	3,653
210	Central Garden & Pet Co. - Class A*	5,092
30	Herbalife Ltd.*1	1,823
70	Ingles Markets, Inc. - Class A	2,648
200	SpartanNash Co.	6,404
930	SUPERVALU, Inc.*	5,096
		24,716

Oak Ridge Dynamic Small Cap Fund
SCHEDULE OF INVESTMENTS – Continued
As of August 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	ENERGY – 0.8%
170	Advanced Energy Industries, Inc.*	$7,471

	FINANCIALS – 10.0%
130	Ambac Financial Group, Inc.*	2,358
900	Armada Hoffler Properties, Inc. - REIT	12,402
150	Cardinal Financial Corp.	4,028
460	Enova International, Inc.*	4,411
180	Federated National Holding Co.	3,289
880	Flagstar Bancorp, Inc.*	24,711
450	Hanmi Financial Corp.	11,804
570	Heritage Insurance Holdings, Inc.	7,820
270	HomeStreet, Inc.*	7,036
90	Peapack Gladstone Financial Corp.	1,798
220	Preferred Bank	7,711
240	Universal Insurance Holdings, Inc.	5,947
		93,315
	HEALTH CARE – 14.5%
340	AngioDynamics, Inc.*	5,624
150	Applied Genetic Technologies Corp.*	1,917
90	BioSpecifics Technologies Corp.*	3,293
280	BioTelemetry, Inc.*	5,172
70	Bruker Corp.	1,565
170	Cambrex Corp.*	7,281
130	Exactech, Inc.*	3,613
150	Heska Corp.*	8,186
250	INC Research Holdings, Inc. - Class A*	10,908
440	Masimo Corp.*	26,022
110	Natural Health Trends Corp.	3,535
550	Omega Protein Corp.*	13,865
310	Orthofix International N.V.*1	13,984
190	Phibro Animal Health Corp. - Class A	4,611
460	SciClone Pharmaceuticals, Inc.*	4,632
330	Triple-S Management Corp. - Class B*1	7,224
30	USANA Health Sciences, Inc.*	4,102
140	VCA, Inc.*	9,913
		135,447
	INDUSTRIALS – 8.3%
60	ArcBest Corp.	1,099
12	Astronics Corp. - Class B*	537
70	Chart Industries, Inc.*	2,108
160	Chase Corp.	10,299
420	Insteel Industries, Inc.	13,986

Oak Ridge Dynamic Small Cap Fund
SCHEDULE OF INVESTMENTS – Continued
As of August 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
30	Kadant, Inc.	$1,609
210	Meritor, Inc.*	2,342
40	Mistras Group, Inc.*	939
270	MYR Group, Inc.*	7,830
30	Nortek, Inc.*	2,580
220	Saia, Inc.*	6,695
370	Swift Transportation Co.*	6,886
40	VSE Corp.	1,316
1,130	Wabash National Corp.*	15,763
310	YRC Worldwide, Inc.*	3,593
		77,582
	MATERIALS – 11.7%
90	AEP Industries, Inc.	9,954
1,100	Continental Building Products, Inc.*	24,431
300	Domtar Corp.	11,196
450	Greif, Inc. - Class A	19,183
320	KMG Chemicals, Inc.	8,979
560	Mercer International, Inc.	4,654
200	OMNOVA Solutions, Inc.*	2,000
50	Patrick Industries, Inc.*	3,201
360	Rayonier Advanced Materials, Inc.	4,428
70	Stepan Co.	4,918
210	Trinseo S.A.[1]	12,151
40	Universal Forest Products, Inc.	4,366
		109,461
	TECHNOLOGY – 21.1%
710	Amkor Technology, Inc.*	6,461
420	Barracuda Networks, Inc.*	9,744
1,580	Brightcove, Inc.*	20,366
450	Carbonite, Inc.*	6,282
410	CSG Systems International, Inc.	17,925
240	Dice Holdings, Inc.*	1,858
770	Extreme Networks, Inc.*	3,026
560	II-VI, Inc.*	11,867
1,200	Ixia*	13,836
200	Kulicke & Soffa Industries, Inc.*	2,446
540	ManTech International Corp. - Class A	21,622
430	MaxLinear, Inc. - Class A*	8,243
480	Mentor Graphics Corp.	11,525
370	NeoPhotonics Corp.*	5,524
210	NETGEAR, Inc.*	11,970

Oak Ridge Dynamic Small Cap Fund
SCHEDULE OF INVESTMENTS – Continued
As of August 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	TECHNOLOGY (Continued)
500	Nuance Communications, Inc.*	$7,290
360	Sanmina Corp.*	9,461
270	Sonus Networks, Inc.*	2,327
640	Teradata Corp.*	20,307
210	Travelport Worldwide Ltd.[1]	2,883
270	TTM Technologies, Inc.*	2,897
		197,860
	UTILITIES – 1.0%
160	NRG Yield, Inc. - Class A	2,574
410	NRG Yield, Inc. - Class C	6,905
		9,479
	TOTAL COMMON STOCKS (Cost $815,497)	904,706

	SHORT-TERM INVESTMENTS – 9.4%
88,364	Fidelity Institutional Government Portfolio, 0.26%[2]	88,364

	TOTAL SHORT-TERM INVESTMENTS (Cost $88,364)	88,364

	TOTAL INVESTMENTS – 106.1% (Cost $903,861)	993,070
	Liabilities in Excess of Other Assets – (6.1)%	(56,919)

	TOTAL NET ASSETS – 100.0%	$936,151

REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Oak Ridge Growth Opportunity Fund
SCHEDULE OF INVESTMENTS
As of August 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 97.8%
	CONSUMER DISCRETIONARY – 22.6%
106	Bright Horizons Family Solutions, Inc.*	$7,225
134	Burlington Stores, Inc.*	10,883
71	Dick's Sporting Goods, Inc.	4,161
134	Dunkin' Brands Group, Inc.	6,559
241	Hanesbrands, Inc.	6,396
105	Lennar Corp. - Class A	4,967
161	LKQ Corp.*	5,810
20	O'Reilly Automotive, Inc.*	5,599
225	Sally Beauty Holdings, Inc.*	6,125
22	Ulta Salon Cosmetics & Fragrance, Inc.*	5,439
		63,164
	CONSUMER STAPLES – 5.3%
74	Church & Dwight Co., Inc.	7,357
46	Constellation Brands, Inc. - Class A	7,546
		14,903
	ENERGY – 2.2%
41	Diamondback Energy, Inc.*	3,905
76	Gulfport Energy Corp.*	2,174
		6,079
	FINANCIALS – 8.6%
31	Affiliated Managers Group, Inc.*	4,404
157	BankUnited, Inc.	5,048
95	Education Realty Trust, Inc. - REIT	4,304
76	Euronet Worldwide, Inc.*	5,898
35	Signature Bank/New York NY*	4,270
		23,924
	HEALTH CARE – 13.3%
120	Acadia Healthcare Co., Inc.*	6,143
90	Akorn, Inc.*	2,423
126	Cerner Corp.*	8,132
31	Cooper Cos., Inc.	5,763
86	DENTSPLY SIRONA, Inc.	5,285
99	Globus Medical, Inc. - Class A*	2,300
39	Incyte Corp.*	3,163
43	Perrigo Co. PLC[1]	3,913
		37,122
	INDUSTRIALS – 24.1%
91	A.O. Smith Corp.	8,780
25	Acuity Brands, Inc.	6,878
104	AMETEK, Inc.	5,070
157	Fortune Brands Home & Security, Inc.	9,979
39	Lennox International, Inc.	6,282
70	Middleby Corp.*	8,970
54	Snap-on, Inc.	8,278

Oak Ridge Growth Opportunity Fund
SCHEDULE OF INVESTMENTS – Continued
As of August 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
86	Verisk Analytics, Inc. - Class A*	$7,142
39	Watsco, Inc.	5,766
		67,145
	MATERIALS – 2.5%
62	Vulcan Materials Co.	7,060

	TECHNOLOGY – 19.2%
132	Amphenol Corp. - Class A	8,225
110	EPAM Systems, Inc.*	7,503
150	FireEye, Inc.*	2,154
134	Fortinet, Inc.*	4,843
95	Gartner, Inc.*	8,645
122	MAXIMUS, Inc.	7,176
202	Microsemi Corp.*	8,072
243	Sabre Corp.	6,840
		53,458
	TOTAL COMMON STOCKS (Cost $242,017)	272,855

	SHORT-TERM INVESTMENTS – 12.3%
34,462	Fidelity Institutional Government Portfolio, 0.26%[2]	34,462

	TOTAL SHORT-TERM INVESTMENTS (Cost $34,462)	34,462

	TOTAL INVESTMENTS – 110.1% (Cost $276,479)	307,317
	Liabilities in Excess of Other Assets – (10.1)%	(28,176)

	TOTAL NET ASSETS – 100.0%	$279,141

PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Oak Ridge Technology Insights Fund
SCHEDULE OF INVESTMENTS
As of August 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 93.0%
	CONSUMER DISCRETIONARY – 10.0%
43	Amazon.com, Inc.*	$33,074
110	Netflix, Inc.*	10,720
97	Time Warner, Inc.	7,606
		51,400
	TECHNOLOGY – 83.0%
67	Accenture PLC - Class A1	7,705
51	Adobe Systems, Inc.*	5,218
99	Akamai Technologies, Inc.*	5,435
57	Alphabet, Inc. - Class C*	43,722
78	Analog Devices, Inc.	4,880
311	Apple, Inc.	32,997
191	Applied Materials, Inc.	5,699
84	Autodesk, Inc.*	5,662
91	Broadcom Ltd.[1]	16,054
107	Cavium, Inc.*	5,958
606	Cisco Systems, Inc.	19,053
225	Corning, Inc.	5,105
114	Criteo S.A. - ADR*	4,204
98	Electronic Arts, Inc.*	7,960
142	EPAM Systems, Inc.*	9,686
200	Facebook, Inc. - Class A*	25,224
276	FireEye, Inc.*	3,963
45	Fiserv, Inc.*	4,637
202	Fortinet, Inc.*	7,300
427	Hortonworks, Inc.*	3,403
359	HP, Inc.	5,159
546	Intel Corp.	19,596
62	International Business Machines Corp.	9,850
45	Intuit, Inc.	5,015
59	IPG Photonics Corp.*	5,132
55	Lam Research Corp.	5,133
85	MAXIMUS, Inc.	5,000
131	Microsemi Corp.*	5,235
623	Microsoft Corp.	35,798
88	NVIDIA Corp.	5,398
427	Oracle Corp.	17,601
38	Palo Alto Networks, Inc.*	5,060
65	Proofpoint, Inc.*	5,002
200	QUALCOMM, Inc.	12,614
365	Rambus, Inc.*	5,044
92	salesforce.com, Inc.*	7,307

Oak Ridge Technology Insights Fund
SCHEDULE OF INVESTMENTS – Continued
As of August 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	TECHNOLOGY (Continued)
340	Synchronoss Technologies, Inc.*	$14,195
340	Virtusa Corp.*	8,918
316	Visa, Inc. - Class A	25,564
		426,486
	TOTAL COMMON STOCKS (Cost $468,425)	477,886

	SHORT-TERM INVESTMENTS – 6.6%
33,834	Fidelity Institutional Government Portfolio, 0.26%[2]	33,834

	TOTAL SHORT-TERM INVESTMENTS (Cost $33,834)	33,834

	TOTAL INVESTMENTS – 99.6% (Cost $502,259)	511,720
	Other Assets in Excess of Liabilities – 0.4%	2,018

	TOTAL NET ASSETS – 100.0%	$513,738

ADR – American Depository Receipt
PLC – Public Limited Company

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Oak Ridge Global Equity Fund
SCHEDULE OF INVESTMENTS
As of August 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 97.8%
	COMMUNICATIONS – 3.8%
437	CenturyLink, Inc.	$12,148
250	Inteliquent, Inc.	4,160
1,500	SmarTone Telecommunications Holdings Ltd.	2,475
		18,783
	CONSUMER DISCRETIONARY – 12.9%
86	ACCO Brands Corp.*	860
183	AMC Entertainment Holdings, Inc. - Class A	5,565
44	ASOS PLC*	2,617
41	Cooper-Standard Holding, Inc.*	4,061
33	CorVel Corp.*	1,269
752	Domino's Pizza Group PLC	3,543
109	Electrolux A.B.	2,839
184	Francesca's Holdings Corp.*	2,512
200	Geo Holdings Corp.	2,546
63	Go-Ahead Group PLC	1,637
197	Herman Miller, Inc.	7,106
238	JD Sports Fashion PLC	4,038
19	Knoll, Inc.	503
239	La-Z-Boy, Inc.	6,374
1,430	Ladbrokes PLC	2,886
56	Michael Kors Holdings Ltd.*1	2,741
408	Persimmon PLC	9,773
45	Peugeot S.A.*	664
816	Redde PLC	2,146
111	RPS Group PLC	266
15	Valeo S.A.	776
		64,722
	CONSUMER STAPLES – 11.5%
588	Axfood A.B.	10,447
7	Boston Beer Co., Inc. - Class A*	1,279
166	Central Garden & Pet Co. - Class A*	4,026
64	Cranswick PLC	2,009
104	Greggs PLC	1,416
95	Herbalife Ltd.*1	5,771
26	Ingles Markets, Inc. - Class A	984
100	Kato Sangyo Co., Ltd.	2,193
403	Pilgrim's Pride Corp.	9,301
124	SpartanNash Co.	3,970
836	SUPERVALU, Inc.*	4,581
146	Swedish Match A.B.	5,205
1,720	Wm Morrison Supermarkets PLC	4,450
13	zooplus A.G.*	1,830
		57,462
	ENERGY – 4.1%
54	Tesoro Corp.	4,073

Oak Ridge Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of August 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	ENERGY (Continued)
229	Valero Energy Corp.	$12,675
48	Vestas Wind Systems A/S	3,982
		20,730
	FINANCIALS – 1.5%
190	Net 1 UEPS Technologies, Inc.*	1,856
128	Popular, Inc.[1]	5,032
1,000	Towa Bank Ltd.	841
		7,729
	HEALTH CARE – 20.1%
114	AngioDynamics, Inc.*	1,886
19	Anthem, Inc.	2,377
900	Astellas Pharma, Inc.	13,748
200	BML, Inc.	4,904
185	Cardinal Health, Inc.	14,739
43	Carl Zeiss Meditec A.G.	1,564
44	Cochlear Ltd.	4,659
100	Daiichi Sankyo Co., Ltd.	2,295
12	Express Scripts Holding Co.*	872
101	Hologic, Inc.*	3,880
76	INC Research Holdings, Inc. - Class A*	3,316
62	Masimo Corp.*	3,667
81	McKesson Corp.	14,954
141	Molina Healthcare, Inc.*	7,587
108	Omega Protein Corp.*	2,723
106	Sanofi	8,167
160	Triple-S Management Corp. - Class B*1	3,502
42	USANA Health Sciences, Inc.*	5,743
		100,583
	INDUSTRIALS – 21.7%
614	AGFA-Gevaert N.V.*	1,944
274	Allison Transmission Holdings, Inc.	7,601
169	ArcBest Corp.	3,094
27	B&B Tools A.B. - B Shares	593
562	Deutsche Post A.G.	17,804
61	Dfds A/S	3,216
10	Georg Fischer A.G.	8,042
32	HOCHTIEF A.G.	4,303
2,000	Jiangsu Expressway Co., Ltd. - Class H	2,810
10	Kardex A.G.*	951
56	Matson, Inc.	2,161
184	Robert Half International, Inc.	7,053
493	Rolls-Royce Holdings PLC*	4,985
127	Safran S.A.	8,879
61	Saia, Inc.*	1,856
544	Skanska A.B. - B Shares	11,928

Oak Ridge Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of August 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
192	Swift Transportation Co.*	$3,573
176	Thales S.A.	15,240
206	Wabash National Corp.*	2,874
		108,907
	MATERIALS – 9.1%
33	Cabot Corp.	1,645
80	Cascades, Inc.	681
96	Continental Building Products, Inc.*	2,132
55	Domtar Corp.	2,053
139	Greif, Inc. - Class A	5,926
149	Innospec, Inc.	8,833
121	LyondellBasell Industries N.V. - Class A1	9,546
89	Mercer International, Inc.	740
231	Russel Metals, Inc.	3,838
32	Trinseo S.A.[1]	1,851
158	Westlake Chemical Corp.	8,187
		45,432
	TECHNOLOGY – 13.1%
180	Citrix Systems, Inc.*	15,696
95	CSG Systems International, Inc.	4,153
542	HP, Inc.	7,789
40	Ixia*	461
144	Kulicke & Soffa Industries, Inc.*	1,761
88	ManTech International Corp. - Class A	3,523
194	Mentor Graphics Corp.	4,658
600	Nikon Corp.	8,809
2,031	QinetiQ Group PLC	6,148
41	Sanmina Corp.*	1,077
39	Synopsys, Inc.*	2,312
267	Teradata Corp.*	8,472
60	Web.com Group, Inc.*	1,048
		65,907
	TOTAL COMMON STOCKS (Cost $489,103)	490,255

	SHORT-TERM INVESTMENTS – 1.8%
9,176	Fidelity Institutional Government Portfolio, 0.26%[2]	9,176

	TOTAL SHORT-TERM INVESTMENTS (Cost $9,176)	9,176

Oak Ridge Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of August 31, 2016 (Unaudited)

Number of Shares		Value

	TOTAL INVESTMENTS – 99.6% (Cost $498,279)	$499,431
	Other Assets in Excess of Liabilities – 0.4%	2,256

	TOTAL NET ASSETS – 100.0%	$501,687

PLC – Public Limited Company

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Oak Ridge Disciplined Growth Fund
SCHEDULE OF INVESTMENTS
As of August 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 95.1%
	CONSUMER DISCRETIONARY – 17.1%
26	Amazon.com, Inc.*	$19,998
150	LKQ Corp.*	5,413
46	O'Reilly Automotive, Inc.*	12,878
9	Priceline Group, Inc.*	12,751
234	Ross Stores, Inc.	14,564
228	Sally Beauty Holdings, Inc.*	6,206
140	Starbucks Corp.	7,872
68	Ulta Salon Cosmetics & Fragrance, Inc.*	16,810
112	VF Corp.	6,950
		103,442
	CONSUMER STAPLES – 8.0%
178	Church & Dwight Co., Inc.	17,697
132	CVS Health Corp.	12,329
184	Mondelez International, Inc. - Class A	8,284
98	PepsiCo, Inc.	10,461
		48,771
	ENERGY – 0.9%
61	EOG Resources, Inc.	5,398

	FINANCIALS – 1.9%
40	Intercontinental Exchange, Inc.	11,281

	HEALTH CARE – 19.0%
123	Acceleron Pharma, Inc.*	3,691
266	Akorn, Inc.*	7,161
32	Alexion Pharmaceuticals, Inc.*	4,027
59	Allergan plc*1	13,838
21	Biogen, Inc.*	6,418
83	Cardinal Health, Inc.	6,613
125	Celgene Corp.*	13,342
92	Cerner Corp.*	5,938
198	Depomed, Inc.*	4,017
176	Eli Lilly & Co.	13,684
82	Gilead Sciences, Inc.	6,427
47	Incyte Corp.*	3,812
36	Perrigo Co. PLC[1]	3,276
38	Shire PLC - ADR	7,113
116	UnitedHealth Group, Inc.	15,782
		115,139
	INDUSTRIALS – 13.3%
196	AMETEK, Inc.	9,555
191	Danaher Corp.	15,549
95	Fortive Corp.	5,004
101	Illinois Tool Works, Inc.	12,004
60	Stericycle, Inc.*	5,159
34	TransDigm Group, Inc.*	9,696
78	Verisk Analytics, Inc. - Class A*	6,478

Oak Ridge Disciplined Growth Fund
SCHEDULE OF INVESTMENTS – Continued
As of August 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
227	Waste Connections, Inc.[1]	$17,350
		80,795
	MATERIALS – 2.1%
104	Ecolab, Inc.	12,797

	TECHNOLOGY – 32.8%
35	Alliance Data Systems Corp.*	7,160
21	Alphabet, Inc. - Class A*	16,587
22	Alphabet, Inc. - Class C*	16,875
99	ANSYS, Inc.*	9,414
298	Apple, Inc.	31,618
164	Citrix Systems, Inc.*	14,301
143	Cognizant Technology Solutions Corp. - Class A*	8,214
160	EPAM Systems, Inc.*	10,914
132	Facebook, Inc. - Class A*	16,648
132	Fortinet, Inc.*	4,771
197	Intel Corp.	7,070
148	MAXIMUS, Inc.	8,705
292	Microsoft Corp.	16,778
75	Proofpoint, Inc.*	5,771
188	Synchronoss Technologies, Inc.*	7,849
199	Visa, Inc. - Class A	16,099
		198,774
	TOTAL COMMON STOCKS (Cost $582,080)	576,397

	SHORT-TERM INVESTMENTS – 4.6%
27,871	Fidelity Institutional Government Portfolio, 0.26%[2]	27,871

	TOTAL SHORT-TERM INVESTMENTS (Cost $27,871)	27,871

	TOTAL INVESTMENTS – 99.7% (Cost $609,951)	604,268
	Other Assets in Excess of Liabilities – 0.3%	1,788

	TOTAL NET ASSETS – 100.0%	$606,056

ADR – American Depository Receipt
PLC – Public Limited Company

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Oak Ridge Large Cap Growth Fund
SCHEDULE OF INVESTMENTS
As of August 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 99.1%
	COMMUNICATIONS – 1.6%
11,815	Walt Disney Co.	$1,116,045

	CONSUMER DISCRETIONARY – 23.4%
2,415	Amazon.com, Inc.*	1,857,521
2,160	Chipotle Mexican Grill, Inc.*	893,657
60,865	Hanesbrands, Inc.	1,615,357
16,390	Home Depot, Inc.	2,198,227
39,010	LKQ Corp.*	1,407,871
6,860	O'Reilly Automotive, Inc.*	1,920,457
890	Priceline Group, Inc.*	1,260,890
17,025	Starbucks Corp.	957,316
18,045	Time Warner, Inc.	1,414,908
24,015	TJX Cos., Inc.	1,859,722
13,470	VF Corp.	835,813
		16,221,739
	CONSUMER STAPLES – 8.7%
16,390	Church & Dwight Co., Inc.	1,629,494
19,820	CVS Health Corp.	1,851,188
22,110	Mondelez International, Inc. - Class A	995,392
14,995	PepsiCo, Inc.	1,600,716
		6,076,790
	ENERGY – 1.7%
8,385	EOG Resources, Inc.	741,989
20,330	Kinder Morgan, Inc.	444,210
		1,186,199
	FINANCIALS – 3.8%
5,720	Intercontinental Exchange, Inc.	1,613,155
10,800	MasterCard, Inc. - Class A	1,043,604
		2,656,759
	HEALTH CARE – 19.5%
3,810	Alexion Pharmaceuticals, Inc.*	479,527
6,735	Allergan plc* 1	1,579,627
2,415	Biogen, Inc.*	738,096
19,570	Cardinal Health, Inc.	1,559,142
20,965	Celgene Corp.*	2,237,804
10,290	Cerner Corp.*	664,117
24,270	Eli Lilly & Co.	1,886,992
9,275	Gilead Sciences, Inc.	726,974
11,180	Incyte Corp.*	906,698
4,320	Perrigo Co. PLC[1]	393,077
4,445	Shire PLC - ADR	832,015
11,435	UnitedHealth Group, Inc.	1,555,732
		13,559,801
	INDUSTRIALS – 8.1%
30,370	AMETEK, Inc.	1,480,537

Oak Ridge Large Cap Growth Fund
SCHEDULE OF INVESTMENTS – Continued
As of August 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
22,365	Danaher Corp.	$1,820,735
11,180	Fortive Corp.	588,851
14,610	Illinois Tool Works, Inc.	1,736,398
		5,626,521
	MATERIALS – 2.3%
12,705	Ecolab, Inc.	1,563,350

	TECHNOLOGY – 30.0%
3,685	Alphabet, Inc. - Class A*	2,910,597
2,160	Alphabet, Inc. - Class C*	1,656,828
38,755	Apple, Inc.	4,111,905
6,355	Broadcom Ltd.[1]	1,121,149
12,070	Citrix Systems, Inc.*	1,052,504
13,340	Cognizant Technology Solutions Corp. - Class A*	766,250
14,995	Facebook, Inc. - Class A*	1,891,169
20,205	Fortinet, Inc.*	730,209
29,225	Intel Corp.	1,048,885
48,665	Microsoft Corp.	2,796,291
34,055	Visa, Inc. - Class A	2,755,050
		20,840,837
	TOTAL COMMON STOCKS (Cost $46,087,487)	68,848,041

	SHORT-TERM INVESTMENTS – 1.0%
699,870	Fidelity Institutional Government Portfolio, 0.26%[2]	699,870

	TOTAL SHORT-TERM INVESTMENTS (Cost $699,870)	699,870

	TOTAL INVESTMENTS – 100.1% (Cost $46,787,357)	69,547,911
	Liabilities in Excess of Other Assets – (0.1)%	(68,216)

	TOTAL NET ASSETS – 100.0%	$69,479,695

ADR – American Depository Receipt
PLC – Public Limited Company

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Oak Ridge Dividend Growth Fund
SCHEDULE OF INVESTMENTS
As of August 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 97.1%
	COMMUNICATIONS – 3.3%
288	Verizon Communications, Inc.	$15,071

	CONSUMER DISCRETIONARY – 15.8%
155	Home Depot, Inc.	20,789
348	Kohl's Corp.	15,444
186	Time Warner, Inc.	14,584
158	VF Corp.	9,804
117	Walt Disney Co.	11,052
		71,673
	CONSUMER STAPLES – 12.4%
200	CVS Health Corp.	18,680
81	Kraft Heinz Co.	7,249
244	Mondelez International, Inc. - Class A	10,985
182	PepsiCo, Inc.	19,428
		56,342
	ENERGY – 7.3%
118	Chevron Corp.	11,869
153	Exxon Mobil Corp.	13,332
372	Kinder Morgan, Inc.	8,128
		33,329
	FINANCIALS – 13.1%
56	BlackRock, Inc.	20,877
165	CME Group, Inc.	17,878
307	JPMorgan Chase & Co.	20,722
		59,477
	HEALTH CARE – 16.5%
99	Amgen, Inc.	16,836
211	Cardinal Health, Inc.	16,810
172	Eli Lilly & Co.	13,373
132	Gilead Sciences, Inc.	10,346
128	UnitedHealth Group, Inc.	17,415
		74,780
	INDUSTRIALS – 9.4%
146	Boeing Co.	18,900
200	Illinois Tool Works, Inc.	23,770
		42,670
	TECHNOLOGY – 19.3%
235	Apple, Inc.	24,933
165	Automatic Data Processing, Inc.	14,819
453	Cisco Systems, Inc.	14,242

Oak Ridge Dividend Growth Fund
SCHEDULE OF INVESTMENTS – Continued
As of August 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	TECHNOLOGY (Continued)
503	Intel Corp.	$18,053
268	Microsoft Corp.	15,399
		87,446
	TOTAL COMMON STOCKS (Cost $368,974)	440,788

	SHORT-TERM INVESTMENTS – 10.0%
45,592	Fidelity Institutional Government Portfolio, 0.26%[1]	45,592

	TOTAL SHORT-TERM INVESTMENTS (Cost $45,592)	45,592

	TOTAL INVESTMENTS – 107.1% (Cost $414,566)	486,380
	Liabilities in Excess of Other Assets – (7.1)%	(32,115)

	TOTAL NET ASSETS – 100.0%	$454,265

[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Oak Ridge Funds
NOTES TO SCHEDULES OF INVESTMENTS
August 31, 2016 (Unaudited)

Note 1 – Organization
Oak Ridge Small Cap Growth Fund (“Small Cap Growth” or “Small Cap Growth Fund”), Oak Ridge International Small Cap Fund (“International Small Cap” or “International Small Cap Fund”), Oak Ridge Dynamic Small Cap Fund (“Dynamic Small Cap” or “Dynamic Small Cap Fund”), Oak Ridge Growth Opportunity Fund (“Growth Opportunity” or “Growth Opportunity Fund”), Oak Ridge Technology Insights Fund (“Technology Insights” or “Technology Insights Fund”), Oak Ridge Global Equity Fund (“Global Equity” or “Global Equity Fund”), Oak Ridge Disciplined Growth Fund (“Disciplined Growth” or “Disciplined Growth Fund”), Oak Ridge Large Cap Growth Fund (“Large Cap Growth” or “Large Cap Growth Fund”), and Oak Ridge Dividend Growth Fund (“Dividend Growth” or “Dividend Growth Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Small Cap Growth Fund’s primary investment objective is to seek capital appreciation. The Small Cap Growth Fund (the “Successor Fund”) acquired the assets and liabilities of the Pioneer Oak Ridge Small Cap Growth Fund (the “Predecessor Fund”) on October 17, 2014. With respect to Pioneer Oak Ridge Small Cap Growth Fund, Class A, B and R shareholders received Class A shares of the Successor Fund, Class C shareholders received Class C shares of the Successor Fund, Class K shareholders received Class K shares of the Successor Fund, and Class Y shareholders received Class Y shares of the Successor Fund. As a result of the reorganization, the Fund is the accounting successor of the Predecessor Fund and accordingly, certain financial history of the Predecessor Fund is included in these financial statements. The Small Cap Growth Fund’s fiscal year end was changed to May 31, 2015 as of December 1, 2014.

The International Small Cap Fund’s primary investment objective is to seek long-term capital appreciation. The Fund commenced investment operations on September 30, 2015 with Class I shares. Class A shares became effective December 1, 2015.

The Dynamic Small Cap Fund’s primary investment objective is to seek long-term capital appreciation. The Fund commenced investment operations on September 30, 2015 with Class I shares, prior to which its only activity was the receipt of a $100 investment from principals of the Fund’s advisor and a $519,981 transfer of shares of the Fund in exchange for the net assets of an account owned by Algert Global LLC, a Delaware limited liability company (the “Account”). This exchange was nontaxable, whereby the Dynamic Small Cap Fund issued 51,998 shares for the net assets of the Account on September 30, 2015. The Account with a fair value of $505,921 (identified cost of investments transferred were $527,537) and cash were the primary assets received by the Dynamic Small Cap Fund. For financial reporting purposes, assets received and shares issued by the Dynamic Small Cap Fund were recorded at fair value; however, the cost basis of the investments received from the Account was carried forward to align ongoing reporting of the Dynamic Small Cap Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Class A shares became effective December 1, 2015.

The Growth Opportunity Fund’s primary investment objective is to seek long-term capital appreciation. The Fund commenced investment operations on June 28, 2013, with two classes of shares, Class A and Class I.

The Technology Insights Fund’s primary investment objective is to seek long-term growth of capital. The Fund commenced investment operations on July 29, 2016, with Class I shares.

The Global Equity Fund’s primary investment objective is to seek long-term capital appreciation. The Fund commenced investment operations on July 29, 2016, with Class I shares.

Oak Ridge Funds
NOTES TO SCHEDULES OF INVESTMENTS - Continued
August 31, 2016 (Unaudited)

The Disciplined Growth Fund’s primary investment objective is to seek long-term growth of capital. The Fund commenced investment operations on July 29, 2016, with Class I shares.

The Large Cap Growth Fund’s primary investment objective is to seek capital appreciation. The Large Cap Growth Fund (the “Successor Fund”) acquired the assets and liabilities of the Pioneer Oak Ridge Large Cap Growth Fund (the “Predecessor Fund”) on October 17, 2014. With respect to Pioneer Oak Ridge Large Cap Growth Fund, Class A, B and R shareholders received Class A shares of the Successor Fund, Class C shareholders received Class C shares of the Successor Fund, and Class Y shareholders received Class Y shares of the Successor Fund. As a result of the reorganization, the Fund is the accounting successor of the Predecessor Fund and accordingly, certain financial history of the Predecessor Fund is included in these financial statements. The Large Cap Growth Fund’s fiscal year end was changed to May 31, 2015 as of December 1, 2014.

The Dividend Growth Fund’s primary investment objective is to provide current income and to seek long-term capital appreciation. The Fund commenced investment operations on June 28, 2013, with two classes of shares, Class A and Class I.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
Each Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Oak Ridge Funds
NOTES TO SCHEDULES OF INVESTMENTS - Continued
August 31, 2016 (Unaudited)

Fair value pricing may be applied to foreign securities held by the Funds upon the occurrence of an event after the close of trading on non-U.S. markets but before the close of trading on the NYSE when each Fund’s NAV is determined. If the event may result in a material adjustment to the price of the Fund’s foreign securities once non-U.S. markets open on the following business day (such as, for example, a significant surge or decline in the U.S. market), the Fund may value such foreign securities at fair value, taking into account the effect of such event, in order to calculate the Fund’s NAV. Other types of portfolio securities that the Fund may fair value include, but are not limited to: (1) investments that are illiquid or traded infrequently, including “restricted” securities and private placements for which there is no public market; (2) investments for which, in the judgment of the Advisor, the market price is stale; (3) securities of an issuer that has entered into a restructuring; (4) securities for which trading has been halted or suspended; and (5) fixed income securities for which there is not a current market value quotation.

Foreign securities traded in countries outside the U.S. are fair valued by utilizing the quotations of an independent pricing service or from a brokerage firm. The pricing service or broker will use a statistical analyses and quantitative models to adjust local prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the Fund calculates the NAVs. The Board reviews the independent third party fair valuation analysis report quarterly.

(b) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Income and expenses of the Funds are allocated on a pro rata basis to each class of shares. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made. Expenses such as distribution and service fees pursuant to Rule 12b-1, transfer agent fees and expenses with respect to the Large Cap Growth Fund and Small Cap Growth Fund, that are specific to individual share classes, are accrued directly to the respective share class. Transfer agent fees and expenses reported on the Statement of Operations for the Large Cap Growth Fund and the Small Cap Growth Fund include payments to third parties for performing shareholder services to their customers.

The International Small Cap Fund and Dynamic Small Cap Fund incurred offering costs of $21,579 and $21,588, respectively, which are being amortized over a one-year period from September 30, 2015 (commencement of operations).

The Technology Insights Fund, Global Equity Fund and Disciplined Growth Fund each incurred offering costs of approximately $19,426, which are being amortized over a one-year period from July 29, 2016 (commencement of operations).

Oak Ridge Funds
NOTES TO SCHEDULES OF INVESTMENTS - Continued
August 31, 2016 (Unaudited)

Note 3 – Federal Income Taxes
At August 31, 2016, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

	Small Cap Growth Fund	International Small Cap Fund	Dynamic Small Cap Fund
Cost of investments	$1,716,707,943	$28,197,528	$903,861

Gross unrealized appreciation	$637,280,467	$3,083,874	$113,228
Gross unrealized depreciation	(146,834,323)	(1,794,319)	(24,019)
Net unrealized appreciation on investments	$490,446,144	$1,289,555	$89,209

	Growth Opportunity Fund	Technology Insights Fund	Global Equity Fund
Cost of investments	$276,881	$502,259	$498,279

Gross unrealized appreciation	$41,125	$14,232	$14,199
Gross unrealized depreciation	(10,689)	(4,771)	(13,047)
Net unrealized appreciation on investments	$30,436	$9,461	$1,152

	Disciplined Growth Fund	Large Cap Growth Fund	Dividend Growth Fund
Cost of investments	$609,951	$46,856,345	$414,566

Gross unrealized appreciation	$5,794	$25,648,601	$85,776
Gross unrealized depreciation	(11,477)	(2,957,035)	(13,962)
Net unrealized appreciation/(depreciation) on investments	$(5,683)	$22,691,566	$71,814

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Oak Ridge Funds
NOTES TO SCHEDULES OF INVESTMENTS - Continued
August 31, 2016 (Unaudited)

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of August 31, 2016, in valuing the Fund’s assets carried at fair value:

Small Cap Growth Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$2,078,190,775	$-	$-	$2,078,190,775
Mutual Funds	26,975,000	-	-	26,975,000
Short-Term Investments	101,988,312	-	-	101,988,312
Total Investments	$2,207,154,087	$-	$-	$2,207,154,087

International Small Cap Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[2]	$28,513,266	$-	$-	$28,513,266
Short-Term Investments	973,817	-	-	973,817
Total Investments	$29,487,083	$-	$-	$29,487,083

Dynamic Small Cap Fund	Level 1	Level 2	Level 3**	Total
Investments
Common Stocks	$902,126	$2,580	$-	$904,706
Short-Term Investments	88,364	-	-	88,364
Total Investments	$990,490	$2,580	$-	$993,070

Growth Opportunity Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$272,855	$-	$-	$272,855
Short-Term Investments	34,462	-	-	34,462
Total Investments	$307,317	$-	$-	$307,317

Oak Ridge Funds
NOTES TO SCHEDULES OF INVESTMENTS - Continued
August 31, 2016 (Unaudited)

Technology Insights Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$477,886	$-	$-	$477,886
Short-Term Investments	33,834	-	-	33,834
Total Investments	$511,720	$-	$-	$511,720

Global Equity Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$490,255	$-	$-	$490,255
Short-Term Investments	9,176	-	-	9,176
Total Investments	$499,431	$-	$-	$499,431

Disciplined Growth Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$576,397	$-	$-	$576,397
Short-Term Investments	27,871	-	-	27,871
Total Investments	$604,268	$-	$-	$604,268

Large Cap Growth Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$68,848,041	$-	$-	$68,848,041
Short-Term Investments	699,870	-	-	699,870
Total Investments	$69,547,911	$-	$-	$69,547,911

Dividend Growth Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$440,788	$-	$-	$440,788
Short-Term Investments	45,592	-	-	45,592
Total Investments	$486,380	$-	$-	$486,380

*	The Fund did not hold any Level 2 securities at period end.
**	The Fund did not hold any Level 3 securities at period end.
[1]	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
[2]	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by country, please refer to the Schedule of Investments.

Transfers between Levels 1, 2 or 3 are recognized at the end of the reporting period. There were no transfers between levels at period end.

Note 5 – Investments in Affiliated Issuers
An affiliated issuer is an entity in which the Fund has ownership of at least 5% of the voting securities or any investment in an Oak Ridge Fund. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Fund owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of August 31, 2016 and may include acquisitions of new investments, prior year holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end.

Oak Ridge Funds
NOTES TO SCHEDULES OF INVESTMENTS - Continued
August 31, 2016 (Unaudited)

Small Cap Growth Fund
Fund/Security Description	Shares Beginning of Period	Purchases	Sales	Shares End of Period	Realized Loss	Dividend Income	Value at 8/31/16	Acquisition cost
Oak Ridge International Small Cap Fund	2,500,500	-	-	2,500,000	$-	$-	$26,975,000	$25,000,000

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	10/28/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	10/28/2016

By:*	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	10/28/2016

* Print the name and title of each signing officer under his or her signature.